Condensed Consolidated Interim Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Forfeiture shares, no par value (in Dollars per share)
Forfeiture shares, authorized	1,006,250	1,006,250
Forfeiture shares, issued	1,006,250	1,006,250
Forfeiture shares, outstanding	1,006,250	1,006,250
Ordinary shares, no par value (in Dollars per share)
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	105,574,104	98,876,266
Ordinary shares, shares outstanding	105,574,104	98,876,266